AllianzGI Small-Cap Fund
AllianzGI Small-Cap Fund

ALLIANZ FUNDS

Supplement Dated July 11, 2018

to the Statutory Prospectus for

Class A, Class C, Class T, Class R, Institutional Class,

Class R6, Class P, and Administrative Class Shares of

Allianz Funds

Dated August 30, 2017 (as supplemented thereafter)

Disclosure Relating to AllianzGI Small-Cap Fund (the “Fund”)

The Board of Trustees of Allianz Funds (the “Trust”) approved a permanent fee reduction and an amendment to the existing Fee Waiver Agreement between the Trust and Allianz Global Investors U.S. LLC (“AllianzGI U.S.”). Effective August 1, 2018, the Trust’s statutory prospectus is hereby revised to reflect the fee reduction and waiver, as described in further detail below.

Within the Fund Summary relating to the Fund, the fee tables and expense examples under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AllianzGI Small-Cap Fund		Class A	Class C	Class T	Institutional Class	R6	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	2.50%	none	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%	none	none	none	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianzGI Small-Cap Fund		Class A	Class C	Class T	Institutional Class	R6	Class P
Management Fees	[1]	1.00%	1.00%	1.00%	0.90%	0.85%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.25%	none	none	none
Other Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.26%	2.01%	1.26%	0.91%	0.86%	1.01%
Expense Reductions	[2]	(0.10%)	(0.10%)	(0.10%)	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Expense Reductions		1.16%	1.91%	1.16%	0.81%	0.76%	0.91%
[1]	"Management Fees" have been restated to reflect current advisory fees.
[2]	AllianzGI U.S. has contractually agreed to observe, through August 31, 2020, an irrevocable waiver of a portion of its administration fees ("Management Fees" in the table above consist of administration fees and advisory fees paid to AllianzGI U.S.), which reduces the contractual fee rate by 0.10%.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example - AllianzGI Small-Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	662	909	1,185	1,972
Class C	294	611	1,064	2,321
Class T	365	620	905	1,717
Institutional Class	83	270	484	1,101
R6	78	254	457	1,042
Class P	93	301	538	1,218

Example: Assuming you do not redeem your shares
Expense Example No Redemption - AllianzGI Small-Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	662	909	1,185	1,972
Class C	194	611	1,064	2,321
Class T	365	620	905	1,717
Institutional Class	83	270	484	1,101
R6	78	254	457	1,042
Class P	93	301	538	1,218

Please retain this Supplement for future reference.